Schedule III	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Schedule III

REAL ESTATE AND ACCUMULATED DEPRECIATION
As of December 31, 2011

Gross Carrying Amount
Initial Cost				Costs at December 31, 2011
Description	Acquisition Date	Land	Buildings and Improvements	Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation
Azusa, CA	1/86	$ 696,000	$ 2,095,965	$ 19,563	$ 696,000	$ 2,115,528	$ 2,811,528	($ 2,115,528)
Elgin, IL	3/86	376,000	1,424,577	18,445	376,000	1,443,022	1,819,022	(1,443,021)
Everett, WA	6/85	352,350	1,252,536	27,565	352,350	1,280,101	1,632,451	(1,278,160)
Monterey Park, CA	12/85	420,200	1,409,050	118,350	420,200	1,527,400	1,947,600	(1,437,016)
Romeoville, IL	5/86	298,740	2,180,802	89,631	298,740	2,270,433	2,569,173	(2,252,575)
Aurora, CO	9/85	586,500	2,521,560	135,030	586,500	2,656,590	3,243,090	(2,643,423)
		$2,729,790	$10,884,490	$408,584	$2,729,790	$11,293,074	$14,022,864	$(11,169,723)

Notes:

1.	Depreciation expense is computed using the straight-line method over an estimated useful life of 20 years for the buildings.
2.	There are no encumbrances.